July 31, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	ABS Global Equity Long/Short RIC; Form N-2
811-23079

Dear Sir or Madam:

Pursuant the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, enclosed please find one electronically signed initial Registration Statement on Form N-2 for ABS Global Equity Long/Short RIC (the “Fund”).  The Fund is a newly organized Delaware statutory trust.  The initial Registration Statement concerns Fund’s Founders’ Shares, the initial class of the Fund.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 228-7295.

Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk

cc:	David J. Finn, ABS Global Equity Long/Short RIC